		UNITED STATES	OMB APPROVAL
		SECURITIES AND EXCHANGE COMMISSION	OMB Number:		3235-0456
		Washington, D.C. 20549	Expires:		July 31, 2009
Estimated average burden
		FORM 24F-2	hours per response		. . . . . . . . . .2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

First American Investment Funds, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

First American Arizona Tax Free Fund
First American California Intermediate Tax Free Fund
First American California Tax Free Fund
First American Colorado Intermediate Tax Free Fund
First American Colorado Tax Free Fund
First American Core Bond Fund
First American High Income Bond Fund
First American Inflation Protected Securities Fund
First American Intermediate Government Bond Fund
First American Intermediate Tax Free Fund
First American Intermediate Term Bond Fund
First American Minnesota Intermediate Tax Free Fund
First American Minnesota Tax Free Fund
First Ameriacn Missouri Tax Free Fund
First American Nebraska Tax Free Fund
First American Ohio Tax Free Fund
First American Oregon Intermediate Tax Free Fund
First American Short Tax Free Fund
First American Short Term Bond Fund
First American Tax Free Fund
First American Total Return Bond Fund
First American U.S. Government Mortgage Fund

3.		Investment Company Act File Number:
811-5309

Securities Act File Number:
33-16905

4(a).	Last day of fiscal year for which this Form is filed:
6/30/2008

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).		Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$1,971,844,930

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$1,862,670,443

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$1,333,278,102

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	3,195,948,545

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years	$(1,224,103,615)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		x	0.003930%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=$	0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : _N/A______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _N/A_______.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

		Wire Transfer	Registrant CIK number to be credited: 0000820892

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Jill M. Stevenson

Jill M. Stevenson, Assistant Treasurer

	Date	09/23/08

* Please print the name and title of the signing officer below the signature.